Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
24.	TRADE AND OTHER PAYABLES

	Year ended December 31,
Group	2019	2018	2017
	$000	$000	$000
Trade payables	4,191	3,641	3,738
Accruals	2,206	2,310	683
	6,397	5,951	4,421